Consolidated Statements Of Comprehensive Income (Parenthetical) (Imported) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized change in investment securities, tax effect	$ 22
reclassification adjustments for losses of investment securities, tax effect	17
Cash flow hedging derivatives, tax effect	153
Reclassification adjustments for Loss (income) of hedging derivatives, tax effect	$ 91